Condensed financial information of the parent company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 114,521	$ 16,130	¥ 116,128	$ 16,356	¥ 90,552	¥ 356,115
Restricted Cash	486	68	132	$ 19	¥ 164,030	¥ 115
Prepayments and other current assets	20,225	2,849	30,401
Total current assets	169,576	23,884	176,643
Non-current assets:
Long-term investments	112,912	15,903	141,901
Other non-current assets	5,387	759	4,128
Total non-current assets	180,611	25,439	256,464
Total assets	350,187	49,323	433,107
Current liabilities:
Short-term bank borrowings			5,000
Total current liabilities	241,280	33,983	255,439
Non-current liabilities:
Deferred revenue			3,585
Total non-current liabilities	5,186	731	19,426
Total liabilities	246,466	34,714	274,865
Shareholders' equity
Treasury shares (182,313 and 1,429,341 class A common shares as of December 31, 2022 and 2023, respectively)	(2,453)	(345)	(1,689)
Accumulated deficit	(988,669)	(139,251)	(925,982)
Accumulated other comprehensive income	19,223	2,708	18,304
Total shareholders' equity	73,548	10,359	127,690
Total liabilities and shareholders' equity	350,187	49,323	433,107
Related Party [Member]
Current assets:
Due from the entities within the Group			255
Parent Company
Current assets:
Cash and cash equivalents	3,328	469	33,871
Due from the entities within the Group	8,273	1,165	7,655
Prepayments and other current assets	7,048	993	20,331
Non-current assets:
Long-term investments	296,579	41,772	334,988
Other non-current assets	5,055	712
Total non-current assets	301,634	42,484	334,988
Total assets	320,283	45,111	396,845
Current liabilities:
Accrued liabilities and other current liabilities	2,159	304	3,850
Due to the entities within the Group	244,576	34,448	265,305
Total current liabilities	246,735	34,752	269,155
Non-current liabilities:
Total liabilities	246,735	34,752	269,155
Shareholders' equity
Treasury shares (182,313 and 1,429,341 class A common shares as of December 31, 2022 and 2023, respectively)	(2,453)	(345)	(1,689)
Additional Paid in Capital	1,045,397	147,240	1,037,007
Accumulated deficit	(988,669)	(139,251)	(925,982)
Accumulated other comprehensive income	19,223	2,708	18,304
Total shareholders' equity	73,548	10,359	127,690
Total liabilities and shareholders' equity	320,283	45,111	396,845
Parent Company | Affiliated Entity [Member]
Current assets:
Total current assets	18,649	2,627	61,857
Class A Common Shares
Shareholders' equity
Common shares	39	5	39
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	39	5	39
Class B Common Shares
Shareholders' equity
Common shares	11	2	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11